Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Other income expenses [Abstract]
Disclosure of detailed information about other income expenses [text block]
	2017	2016	2015
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$896,840	1,076,902	636,386
Bargain purchase gain of domestic business acquisition (note 4b)	87,496	-	-
Total other income	984,336	1,076,902	636,386
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(731,110)	(704,152)	(507,196)
Other	(85,584)	(112,548)	(133,830)
Total other expenses	(816,694)	(816,700)	(641,026)
Total other income (expenses), net	$167,642	260,202	(4,640)